Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

PYXIS TANKERS INC. (“Pyxis”) is a corporation incorporated in the Republic of the Marshall Islands on March 23, 2015. As of December 31, 2025, Pyxis owns 100% ownership interest in the following four vessel-owning companies:

●	SEVENTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Seventhone”);
●	TENTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Tenthone”);
●	ELEVENTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Eleventhone”);
●	DRYTWO CORP., established under the laws of the Republic of the Marshall Islands (“Drytwo”)

As of December 31, 2025, the Company also owns 60% ownership or a $6,780 equity investment in DRYKON MARITIME Corp. (“Drykon”), an entity that owns through its wholly owned subsidiary, DRYONE CORP. (“Dryone”), a 2016 Japanese built Ultramax dry-bulk carrier, the Konkar Ormi. The remaining 40% is owned by an entity related to the Company’s Chief Executive Officer and Chairman. The delivery of the vessel occurred on September 14, 2023.

As of December 31, 2025, the Company also owns 60% ownership or a $8,700 equity investment in ACCUSHIP MARITIME Ltd. (“Accuship”), an entity that owns through its wholly owned subsidiary, DRYTHREE CORP. (“Drythree”), a 2015 Japanese built Kamsarmax dry-bulk carrier, the Konkar Venture. The remaining 40% is owned by an entity related to the Company’s Chief Executive Officer and Chairman. The Konkar Venture, a sister ship to the Company’s eco-efficient Konkar Asteri, was delivered on June 28, 2024.

The Company consolidates in its financial statements the aforementioned dry-bulk joint ventures for the Konkar Ormi and Konkar Venture under the relevant ASC 810 guidelines as a result of its control over Drykon and Accuship. As a result of the transactions, the Company reports a non-controlling interest in its accompanying Consolidated Financial Statements. Dryone and Drythree are established under the laws of the Marshall Islands and, collectively with Eleventhone, Seventhone, Tenthone and Drytwo are the “Vessel-owning companies”.

Pyxis also currently owns 100% ownership interest in the following non-vessel owning dormant companies:

●	SECONDONE CORPORATION LTD, established under the laws of the Republic of the Marshall Islands (“Secondone”) that owned the vessel “Northsea Alpha” that was sold to an unaffiliated third party on January 28, 2022;
●	THIRDONE CORPORATION LTD, established under the laws of the Republic of the Marshall Islands (“Thirdone”) that owned the vessel “Northsea Beta” that was sold to an unaffiliated third party on March 1, 2022;
●	FOURTHONE CORPORATION LTD, established under the laws of the Republic of the Marshall Islands (“Fourthone”) that owned the vessel “Pyxis Malou” that was sold to an unaffiliated third party on March 23, 2023;
●	SIXTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Sixthone”) that owned the vessel “Pyxis Delta” that was sold to an unaffiliated third party on January 13, 2020;
●	EIGHTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Eighthone”) that owned the vessel “Pyxis Epsilon” that was sold to an unaffiliated third party on December 15, 2023;
●	MARITIME TECHNOLOGIES CORP, established under the laws of Delaware;
●	TWELFTHONE CORP., established on May 15, 2025 under the laws of the Republic of the Marshall Islands (“Twelfthone”) and
●	DRYFOUR CORP., established on May 15, 2025 under the laws of the Republic of the Marshall Islands (“Dryfour”).

All of the Vessel-owning companies are engaged in the marine transportation of liquid cargoes through the ownership and operation of tanker vessels and dry commodities through the ownership and operation of dry-bulk carriers, as listed below:

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share and per share data)

1.	Basis of Presentation and General Information: -Continued:

Vessel-owning Company	Incorporation date	Vessel	DWT	Year built	Acquisition date
Tanker fleet
Seventhone	31-May-2011	Pyxis Theta	51,795	2013	16-Sep-2013
Tenthone	22-Apr-2021	Pyxis Karteria	46,652	2013	15-Jul-2021
Eleventhone	11-Sep-2021	Pyxis Lamda	50,145	2017	20-Dec-2021
Dry-bulk fleet
Dryone	04-Jul-2023	Konkar Ormi	63,520	2016	14-Sep-2023
Drytwo	24-Nov-2023	Konkar Asteri	82,013	2015	15-Feb-2024
Drythree	29-May-2024	Konkar Venture	82,099	2015	28-Jun-2024

The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Pyxis and its subsidiaries as presented in Note 1 above (collectively the “Company”), as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025.

The Company’s vessels are engaged in the transportation of refined petroleum products and other liquid bulk items, such as organic chemicals and vegetable oils, and dry-bulk commodities. The vessels Pyxis Theta, Pyxis Karteria and Pyxis Lamda are medium-range product tankers and Konkar Ormi, Konkar Asteri and Konkar Venture are dry-bulk carriers. All of the Company’s tanker vessels are double hulled.

PYXIS MARITIME CORP. (“Maritime”), a corporation established under the laws of the Republic of the Marshall Islands, which is beneficially owned by Mr. Valentis, provides certain ship management services to the Company’s tanker vessels (Note 3).

With effect from the delivery of each tanker vessel, the crewing and technical management of the vessels are contracted to INTERNATIONAL TANKER MANAGEMENT LTD. (“ITM”) with permission from Maritime. ITM is an unrelated third party technical manager, represented by its branch based in Dubai, UAE. Each ship-management agreement with ITM is in force until it is terminated by either party. The ship management agreements can be cancelled either by the Company or ITM for any reason at any time upon three months’ advance notice. Management fees charged by ITM are separately presented as “management fees, other” in the Company’s Consolidated Statements of Comprehensive Income.

Konkar Shipping Agencies, S.A. (“Konkar Agencies”), a company beneficially owned by Mr. Valentis, provides similar technical management and commercial management services for its dry-bulk vessels.

As of December 31, 2024 and December 31, 2025, Mr. Valentis beneficially owned 56.9% and 57.7%, respectively, of the Company’s common stock.